Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible Assets
11.	Intangible Assets

Cost:	Software	Licences	Total
Balance, December 31, 2021	$–	$389,456	$389,456
Acquisitions (note 4)	17,548	24,648,224	24,665,772
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	–	(350,670)	(350,670)
Movement in exchange rates	633	(23,521)	(22,888)
Balance, December 31, 2022	18,181	24,663,489	24,681,670
Movement in exchange rates	1,373	809	2,182
Balance, December 31, 2023	$19,554	$24,664,298	$24,683,852

Accumulated amortization:	Software	Licences	Total
Balance, December 31, 2021	$–	$130,354	$130,354
Amortization	7,550	2,464,822	2,472,372
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	–	(140,268)	(140,268)
Movement in exchange rates	704	9,914	10,618
Balance, December 31, 2022	8,254	2,464,822	2,473,076
Amortization	7,525	2,464,823	2,472,348
Movement in exchange rates	1,213	–	1,213
Balance, December 31, 2023	$16,992	$4,929,645	$4,946,637

Impairment:	Software	Licences	Total
Balance, December 31, 2022 and 2021	$–	$–	$–
Impairment	2,070	15,935,463	15,937,533
Balance, December 31, 2023	$2,070	$15,935,463	$15,937,533

Net book value	Software	Licences	Total
Balance, December 31, 2022	$9,927	$22,198,667	$22,208,594
Balance, December 31, 2023	$492	$3,799,190	$3,799,682

The Company’s intangible assets consists of computer software program with a carrying value of $492 (2022 – $9,927), and licenses consisting of a cannabis distribution license with a carrying value of $16,073 at December 31, 2023 (2022 – $15,264) and a cannabis API manufacturing and GMP license with a carrying value of $3,783,117 (2022 – $22,183,403). During the year ended December 31, 2022, the Company derecognized a cannabis operator’s license with a net book value of $210,402 in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. (note 4). The Company considered indicators of impairment at December 31, 2023 and 2022.

Pursuant to the Company’s upcoming sale of RPK (note 23), its Portuguese subsidiary, the Company impaired a portion of its intangible assets and recognized an impairment loss of $15,937,533 in the consolidated statements of loss and comprehensive loss during the year ended December 31, 2023.

At December 31, 2023, the remaining useful life of the Company’s finite life intangible assets is approximately 1.5 years. The Company’s cannabis distribution license has been classified as an indefinite-life intangible asset as the Company expects to maintain this asset and the end point of the useful life of such asset cannot be determined. The Company evaluates the assumption of the indefinite life of the cannabis distribution license at least annually.